Unit Activity	12 Months Ended
Dec. 31, 2017
Unit Activity [Abstract]
Unit Activity
Unit Activity
The changes in contract owner units outstanding(1) for the Real Property Account by product for the years ended December 31, 2017, 2016 and 2015 were as follows:

December 31, 2017
	VIP & PDISCO+	PVAL & PVAL $100,000+ face value	CVAL	TOTAL
Units issued:	726	257,536	—	258,262
Units redeemed:	(87,972)	(1,129,819)	—	(1,217,791)

December 31, 2016
	VIP & PDISCO+	PVAL & PVAL $100,000+ face value	CVAL	TOTAL
Units issued:	19,419	464,588	—	484,007
Units redeemed:	(97,044)	(787,882)	—	(884,926)

December 31, 2015
	VIP & PDISCO+	PVAL & PVAL $100,000+ face value	CVAL	TOTAL
Units issued:	45,970	563,355	—	609,325
Units redeemed:	(47,467)	(802,957)	—	(850,424)

(1) Certain prior period contract owner transaction amounts have been reclassified to conform to the current period’s presentation.